Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal
State
Foreign	784,343	1,469,911
Current income tax expense (benefit), total	784,343	1,469,911
Deferred:
Federal
State
Foreign	63,024	(76,955)
Deferred income tax expense (benefit), total	63,024	(76,955)
Provision for income taxes	$ 847,367	$ 1,392,956